COMMITMENTS	12 Months Ended
Dec. 31, 2024
COMMITMENTS
COMMITMENTS

20.  COMMITMENTS

Letters of credit

As at December 31, 2024, GFL had letters of credit totaling approximately $276.7 million outstanding ($236.1 million as at December 31, 2023), which are not recognized in the Annual Financial Statements. Interest expense in connection with these letters of credit was $5.3 million for the year ended December 31, 2024 ($5.1 million for the year ended December 31, 2023).

Performance bonds

As at December 31, 2024, GFL had issued performance bonds totaling $1,951.9 million ($1,681.7 million as at December 31, 2023).